SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 1,703,274	$ 1,372,267	$ 10,988
Additions	341,046	377,624	1,398,293
Utilization	(52,742)	(6,445)	(2,131)
Exchange rate effect	(50,620)	(40,172)	(34,883)
Balance at end of the year	$ 1,940,958	$ 1,703,274	$ 1,372,267